Borrowings and Debt Securities : Local debt securities and Foreign debt securities (Details)
€ in Thousands, ¥ in Thousands, kr in Thousands, SFr in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, ₩ in Millions
		12 Months Ended
		Dec. 31, 2018 KRW (₩)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2018 HKD ($)	Dec. 31, 2018 AUD ($)	Dec. 31, 2018 SEK (kr)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2017 AUD ($)	Dec. 31, 2017 SEK (kr)
Debt Instrument [Line Items]
Bonds issued		₩ 56,695,855	₩ 51,232,007
Less : Discount on debt securities		(91,887)	(85,306)
Add : Premium on debt securities		20	82
Less : Current portion of debt securities		(6,790,778)	(7,961,182)
Add : Current portion of discount on debt securities		1,974	3,882
Less: Current portion of premium on foreign debt securities		(20)	0
Total		49,815,164	43,189,483
Local Debt securities
Debt Instrument [Line Items]
Bonds issued		47,703,228	41,972,708
Less : Discount on debt securities		(41,247)	(37,816)
Less : Current portion of debt securities		(5,330,000)	(5,200,000)
Add : Current portion of discount on debt securities		1,035	923
Total		₩ 42,333,016	₩ 36,735,815
Electricity Bonds
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2009.12.03~ 2018.12.04	2009.12.03~ 2017.12.14
Debt Instrument, Maturity Date, Description		2019.01.08~ 2048.10.29	2018.01.07~ 2037.09.18
Interest rate (%)		1.62~5.45	1.62~5.45
Bonds issued		₩ 24,480,000	₩ 20,700,000
Electricity Bonds
Debt Instrument [Line Items]
Debt Instrument, Issuance Date			2013.06.25
Debt Instrument, Maturity Date, Description			2018.06.25
Interest rate (%)			3M CD+0.31
Bonds issued			₩ 150,000
Corporate bonds
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	[1]	2009.05.04~ 2018.11.09	2009.05.04~ 2017.11.10
Debt Instrument, Maturity Date, Description	[1]	2019.01.21~2048.11.09	2018.01.18~2047.10.17
Interest rate (%)	[1]	1.36~6.00	1.36~5.84
Bonds issued	[1]	₩ 23,223,228	₩ 21,122,708
Foreign Debt securities
Debt Instrument [Line Items]
Bonds issued		8,992,627	9,259,299
Less : Discount on debt securities		(50,640)	(47,490)
Add : Premium on debt securities		20	82
Less : Current portion of debt securities		(1,460,778)	(2,761,182)
Add : Current portion of discount on debt securities		939	2,959
Less: Current portion of premium on foreign debt securities		(20)	0
Total		₩ 7,482,148	₩ 6,453,668
FY-96
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		1996.04.01~1996.12.06	1996.04.01~1996.12.06
Debt Instrument, Maturity Date, Description		2026.12.01~2096.04.01	2026.12.06~2096.04.01
Interest rate (%)		6.00~8.37	6.00~8.37
Bonds issued		₩ 278,488	₩ 266,854	$ 249,071							$ 249,070
FY-97
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		1997.01.31~1997.08.04	1997.01.31~1997.08.04
Debt Instrument, Maturity Date, Description		2027.02.01~2027.08.01	2027.02.01~2027.08.01
Interest rate (%)		6.75~7.00	6.75~7.00
Bonds issued		₩ 351,885	₩ 337,188	314,717							314,717
FY-04
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2004.04.23	2004.04.23
Debt Instrument, Maturity Date, Description		2034.04.23	2034.04.23
Interest rate (%)		5.13	5.13
Bonds issued		₩ 320,805	₩ 307,406	286,920							286,920
FY-08
Debt Instrument [Line Items]
Debt Instrument, Issuance Date			2008.11.27
Debt Instrument, Maturity Date, Description			2018.11.27
Interest rate (%)			4.19
Bonds issued			₩ 189,822							¥ 20,000,000
FY-11
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2011.07.13	2011.07.13
Debt Instrument, Maturity Date, Description		2021.07.13	2021.07.13
Interest rate (%)		4.75	4.75
Bonds issued		₩ 559,050	₩ 535,700	500,000							500,000
FY-12
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2012.09.19	2012.09.19
Debt Instrument, Maturity Date, Description		2022.09.19	2022.09.19
Interest rate (%)		3	3
Bonds issued		₩ 838,575	₩ 803,550	750,000							750,000
FY-13
Debt Instrument [Line Items]
Debt Instrument, Issuance Date			2013.02.05~2013.11.27
Debt Instrument, Maturity Date, Description			2018.02.05~2018.11.27
Interest rate (%)			1.88~2.88
Bonds issued			₩ 2,035,660								1,900,000
FY-13
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2013.09.26~2013.10.23	2013.09.26~2013.10.23
Debt Instrument, Maturity Date, Description		2019.03.26~2019.04.23	2019.03.26~2019.04.23
Interest rate (%)		1.50~1.63	1.50~1.63
Bonds issued		₩ 454,488	₩ 437,888			SFr 400,000							SFr 400,000
FY-13
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2013.09.25	2013.09.25
Debt Instrument, Maturity Date, Description		2020.09.25	2020.09.25
Interest rate (%)		5.75	5.75
Bonds issued		₩ 256,038	₩ 271,427					$ 325,000						$ 325,000
FY-13
Debt Instrument [Line Items]
Debt Instrument, Issuance Date			2013.02.20~2013.07.25
Debt Instrument, Maturity Date, Description			2018.02.20~2018.07.25
Interest rate (%)			3M Libor+0.84~1.50
Bonds issued			₩ 535,700								500,000
FY-14
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2014.02.11~2014.12.02	2014.02.11~2014.12.02
Debt Instrument, Maturity Date, Description		2019.02.11~2029.07.30	2019.02.11~2029.07.30
Interest rate (%)		2.38~3.57	2.38~3.57
Bonds issued		₩ 1,677,150	₩ 1,607,100	1,500,000							1,500,000
FY-15
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2015.06.15	2015.06.15
Debt Instrument, Maturity Date, Description		2025.06.15	2025.06.15
Interest rate (%)		3.25	3.25
Bonds issued		₩ 335,430	₩ 321,420	300,000							300,000
FY-16
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2016.01.21	2016.01.21
Debt Instrument, Maturity Date, Description		2021.07.21	2021.07.21
Interest rate (%)		2.50	2.50
Bonds issued		₩ 335,430	₩ 321,420	300,000							300,000
FY-17
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2017.04.12~2017.07.25	2017.04.12~2017.07.25
Debt Instrument, Maturity Date, Description		2020.04.12~2027.07.25	2020.04.12~2027.07.25
Interest rate (%)		2.38~3.13	2.38~3.13
Bonds issued		₩ 1,229,910	₩ 1,178,540	1,100,000							$ 1,100,000
FY-17
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2017.10.30	2017.10.30
Debt Instrument, Maturity Date, Description		2037.10.30	2037.10.30
Interest rate (%)		1.70	1.70
Bonds issued		₩ 51,166	₩ 51,170		€ 40,000							€ 40,000
FY-17
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2017.11.16	2017.11.16
Debt Instrument, Maturity Date, Description		2037.11.16	2037.11.16
Interest rate (%)		2.36	2.36
Bonds issued		₩ 56,061	₩ 58,454						kr 450,000						kr 450,000
FY-18
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2018.01.29~2018.07.25
Debt Instrument, Maturity Date, Description		2021.01.29~2023.07.25
Interest rate (%)		3.00~3.88
Bonds issued		₩ 2,012,580		$ 1,800,000
FY-18
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2018.03.13
Debt Instrument, Maturity Date, Description		2028.03.13
Interest rate (%)		3.35
Bonds issued		₩ 235,571					$ 1,650,000

[1]	Corporate bonds of HeeMang Sunlight Power Co., Ltd. amounting to KRW2,697 million can be redeemed every March 31 after five years from its issue date, March 31, 2016.